Taxation - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Current income tax	$ 146,428	$ 353,599	$ 271,890
Deferred income tax	(4,450)	14,193	43,964
Total income tax expense	$ 141,978	$ 367,792	$ 315,854